CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 2,045	$ 1,656
Restricted Cash	15,451	11,763
Notes receivable	217	947
Restricted Notes receivable		678
Accounts receivable	7,171	5,736
Inventories, net	9,385	11,152
Prepaid expenses and other current assets	437	502
Total current assets	34,706	32,434
Property, plant and equipment, net	52,125	53,357
Land use rights, net	9,866	9,767
Other assets:
Investment in joint ventures	334	898
Distribution fee for Jonway Products and Better Worlds Products	10,559	11,279
Intangible assets, net	4,457	4,571
Goodwill	324	324
Due from related party	4,429	3,093
Deposits and other assets	273	241
Total other assets	20,376	20,406
Total assets	117,073	115,964
Current liabilities:
Short term loans	13,744	8,754
Senior convertible debt		19,693
Accounts payable	20,836	22,386
Accrued liabilities	8,250	8,549
Notes payable	21,842	18,513
Advances from customers	3,153	3,782
Taxes payable	1,313	850
Due to related party	4,380	1,159
Other payables	2,686	3,102
Total current liabilities	76,204	86,788
Long term liabilities:
Senior convertible debt	20,486
Warranty costs	763	229
Total liabilities	97,453	87,017
Commitments and contingencies
ZAP Shareholders' Equity
Common stock, no par value; 800 million shares authorized; 302,518,002 and 302,448,325 shares issued and outstanding at June 30, 2013 and December 31, 2012, respectively	230,097	229,785
Accumulated other comprehensive income	1,527	1,190
Accumulated deficit	(224,464)	(217,421)
Total ZAP shareholders' equity	7,160	13,554
Non-controlling interest	12,460	15,393
Total equity	19,620	28,947
Total liabilities and equity	$ 117,073	$ 115,964